Tax - Current Tax - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of uncertain tax positions within current tax [line items]
Tax liabilities, related to pillar two income taxes	$ 6
Net effect of different rates of tax (in percent)	0.40%	1.50%	1.50%